Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

	2022 £m	2021 £m	2020 £m
Transactions
– revenue	494	524	495
– purchases	(190)	(123)	(80)
– other net income	440	387	388
Amounts receivable at 31 December	51	48	33
Amounts payable at 31 December	(4)	(3)	(5)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2022 £m	2021 £m	2020 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	19	18	17
– post-employment benefits	1	1	2
– share-based payments	17	16	13
	37	35	32
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2022 £'000	2021 £'000	2020 £'000	2022 £'000	2021 £'000	2020 £'000	2022 £'000	2021 £'000	2020 £'000	2022 £'000	2021 £'000	2020 £'000
Salary; fees; benefits; incentives
– salary	2,129	2,119	2,026							2,129	2,119	2,026
– fees				670	727	714	1,027	1,045	1,028	1,697	1,772	1,742
– taxable benefits	449	420	744	59	55	77	78	2	72	586	477	893
– short-term incentives	3,761	4,128	3,274							3,761	4,128	3,274
– long-term incentives	7,888	3,399	1,294							7,888	3,399	1,294
Sub-total	14,227	10,066	7,338	729	782	791	1,105	1,047	1,100	16,061	11,895	9,229
Pension; other emoluments
– pension	320	318	304							320	318	304
– other emoluments	6	6	20							6	6	20
Sub-total	326	324	324							326	324	324
Total emoluments	14,553	10,390	7,662	729	782	791	1,105	1,047	1,100	16,387	12,219	9,553